FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
Balances and locations of derivatives

The following table provides the balances and locations of derivatives as of December 29, 2012:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$10.0	Other accrued liabilities	$2.8
Commodity contracts			Other accrued liabilities	.9
			Long-term retirement benefits and other liabilities	.1

		$10.0		$3.8

The following table provides the balances and locations of derivatives as of December 31, 2011:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$6.5	Other accrued liabilities	$15.7
Commodity contracts			Long-term retirement benefits and other liabilities	2.9

		$6.5		$18.6

Components of the gain (loss) recognized in income related to fair value hedge contracts

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$–	$.5	$(3.4)
Foreign exchange contracts	Marketing, general and administrative expense	17.8	(13.0)	40.2

		$17.8	$(12.5)	$36.8

Components of the gain (loss) recognized in accumulated other comprehensive loss on derivatives

(In millions)	2012	2011	2010

Foreign exchange contracts	$(.9)	$.3	$(4.8)
Commodity contracts	(.9)	(3.3)	(4.0)
Interest rate contacts	–	–	(.3)

	$(1.8)	$(3.0)	$(9.1)

Components of the gain (loss) reclassified from accumulated other comprehensive loss

(In millions)	Location of Gain (Loss) in Income	2012	2011	2010

Foreign exchange contracts	Cost of products sold	$(2.5)	$.9	$(4.0)
Commodity contracts	Cost of products sold	(2.8)	(2.9)	(4.6)
Interest rate contracts	Interest expense	(4.4)	(4.2)	(4.8)

		$(9.7)	$(6.2)	$(13.4)